Schedule H, Line 4a, Schedule of Delinquent Participant Contributions (Details) - EBP 030	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	05-0315468
Plan number	030
Contributions Not Corrected, Participant Contributions	$ 0
Contributions Not Corrected, Interest	0
Contributions Not Corrected	0
Contributions Corrected Outside VFCP, Participant Contributions	684
Contributions Corrected Outside VFCP, Interest	112
Contributions Corrected Outside VFCP	796
Contributions Pending Correction in VFCP, Participant Contributions	0
Contributions Pending Correction in VFCP, Interest	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51, Participant Contributions	0
Total Fully Corrected Under VFCP and PTE 2002-51, Interest	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0